Borrowings - Gains (Losses) on Debt Repurchases (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure - Borrowings - Gains (Losses) on Debt Repurchases (Detail) [Line Items]
Debt principal repurchased	$ 513	$ 1,467	$ 1,744
Gains (losses) on debt repurchases	$ (3)	$ 1	$ 21